PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 96.1%
Asset-Backed Securities 3.5%
Cayman Islands 0.6%
Trinitas CLO Ltd., Series 2020-14A, Class C, 144A, 3 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)	7.818%(c)	01/25/34		250	$242,838
Spain 0.6%
TFS,
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	0.000(s)	04/16/40	EUR	—(r)	332
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	4.918(c)	04/16/23	EUR	247	254,761
					255,093
United States 2.3%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		670	145,093
Oportun Funding XIII LLC, Series 2019-A, Class B, 144A	3.870	08/08/25		66	64,270
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	7.306(c)	06/25/24		820	773,313
					982,676

Total Asset-Backed Securities (cost $1,464,288)					1,480,607
Commercial Mortgage-Backed Securities 14.8%
Canada 0.1%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	55	38,478
United Kingdom 4.1%
Deco DAC, Series 2019-RAM, Class ASONIA + 2.007% (Cap N/A, Floor 2.007%)	5.178(c)	08/07/30	GBP	1,542	1,757,501

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States 10.6%
Barclays Commercial Mortgage Securities Trust, Series 2018-CHRS, Class D, 144A	4.267%(cc)	08/05/38		300	$196,449
BX Commercial Mortgage Trust, Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.764%)	7.243(c)	10/15/36		544	526,242
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.766%)	7.225(c)	11/15/37		99	95,836
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	6.609(c)	05/15/36		275	270,158
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	7.109(c)	05/15/36		1,250	1,215,421

DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36		250	192,651
GS Mortgage Securities Corp. Trust, Series 2021-IP, Class F, 144A, 1 Month LIBOR + 4.550% (Cap N/A, Floor 4.550%)	9.009(c)	10/15/36		140	130,755
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		400	294,661
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40		550	307,009
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		650	547,721
One New York Plaza Trust, Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	7.209(c)	01/15/36		125	110,615
Wells Fargo Commercial Mortgage Trust, Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	8.959(c)	05/15/31		700	625,491
					4,513,009

Total Commercial Mortgage-Backed Securities (cost $7,261,818)					6,308,988
Corporate Bonds 52.7%
Brazil 1.6%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	300	328,431

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Brazil (cont’d.)
Petrobras Global Finance BV, (cont’d.)
Gtd. Notes	6.625%	01/16/34	GBP	100	$108,283
Gtd. Notes, EMTN	6.250	12/14/26	GBP	200	242,147
					678,861
Bulgaria 0.4%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	200	176,567
Canada 1.9%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		25	24,906
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		144	146,794
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		25	24,906
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		395	395,000

Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes, 144A	4.875	02/15/30		85	65,747
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	3.750	02/15/52		10	7,590
Sr. Unsec’d. Notes	5.250	06/15/37		110	105,566

MEG Energy Corp., Gtd. Notes, 144A	7.125	02/01/27		45	46,024
					816,533
France 2.5%
Adevinta ASA, Sr. Sec’d. Notes, 144A	3.000	11/15/27	EUR	100	98,398
Altice France SA, Sr. Sec’d. Notes	3.375	01/15/28	EUR	400	340,295
Faurecia SE, Sr. Unsec’d. Notes	3.750	06/15/28	EUR	250	239,375
Iliad Holding SASU, Sr. Sec’d. Notes, 144A	5.625	10/15/28	EUR	200	202,210
Loxam SAS, Sr. Sub. Notes	4.500	04/15/27	EUR	100	95,189
SPCM SA, Sr. Unsec’d. Notes, 144A	2.625	02/01/29	EUR	100	93,223
					1,068,690

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Germany 1.6%
Nidda BondCo GmbH, Gtd. Notes, 144A	5.000%	09/30/25	EUR	100	$100,889
thyssenkrupp AG, Sr. Unsec’d. Notes, EMTN	1.875	03/06/23	EUR	100	108,276
TK Elevator Holdco GmbH, Sr. Unsec’d. Notes	6.625	07/15/28	EUR	90	86,264
TK Elevator Midco GmbH,
Sr. Sec’d. Notes	4.375	07/15/27	EUR	100	98,191
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	100	98,244

Volkswagen International Finance NV, Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	200	209,275
					701,139
Hungary 0.2%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	1.375	06/24/25	EUR	100	99,067
India 0.9%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	300	300,216
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	100	87,706
					387,922
Indonesia 0.7%
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	200	210,336
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	79,756
					290,092
Israel 0.5%
Energean Israel Finance Ltd., Sr. Sec’d. Notes, 144A	4.500	03/30/24		200	194,750
Italy 0.8%
Nexi SpA, Sr. Unsec’d. Notes	2.125	04/30/29	EUR	400	346,057

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Jamaica 0.9%
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $284,783; purchased 03/24/21 - 12/15/22)(f)	13.000%	12/31/25		287	$143,440
Sr. Sec’d. Notes, 144A (original cost $198,500; purchased 06/16/20)(f)	8.750	05/25/24		200	171,787

Digicel Ltd., Gtd. Notes, 144A (original cost $132,000; purchased 06/07/19)(f)	6.750	03/01/23		200	77,663
					392,890
Kazakhstan 0.4%
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	3.250	12/05/23	CHF	150	157,393
Luxembourg 2.0%
ARD Finance SA, Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	125	102,439
Blackstone Property Partners Europe Holdings Sarl, Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	300	251,067
Codere New Holdco SA, Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500% (original cost $71,881; purchased 11/19/21 - 10/31/22)(f)	7.500	11/30/27(d)	EUR	55	29,143
Intelsat Jackson Holdings SA,
Gtd. Notes^	5.500	08/01/23(d)		440	—
Gtd. Notes, 144A^	8.500	10/15/24(d)		25	—
Gtd. Notes, 144A^	9.750	07/15/25(d)		25	—
Sr. Sec’d. Notes, 144A	6.500	03/15/30		90	81,410

Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125	09/15/26	EUR	400	396,865
					860,924
Mexico 2.1%
Comision Federal de Electricidad, Sr. Unsec’d. Notes	5.000	09/29/36		150	121,176

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico (cont’d.)
Petroleos Mexicanos,
Gtd. Notes	3.625%	11/24/25	EUR	200	$203,066
Gtd. Notes, EMTN	4.875	02/21/28	EUR	600	570,265
					894,507
Netherlands 1.9%
United Group BV, Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	400	373,179
WP/AP Telecom Holdings III BV, Sr. Unsec’d. Notes, 144A	5.500	01/15/30	EUR	225	204,109
Ziggo Bond Co. BV, Gtd. Notes, 144A	3.375	02/28/30	EUR	300	251,621
					828,909
Russia 1.0%
Gazprom PJSC Via Gaz Capital SA, Sr. Unsec’d. Notes	1.450	03/06/23(d)	CHF	500	439,650
South Africa 0.9%
Eskom Holdings SOC Ltd., Gov’t. Gtd. Notes, MTN	6.350	08/10/28		400	382,500
Spain 1.9%
Cellnex Telecom SA, Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	400	352,016
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%(f)	12.750	11/30/27(d)	EUR	45	24,421
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%(f)	11.000	09/30/26(d)	EUR	167	162,552

ContourGlobal Power Holdings SA, Sr. Sec’d. Notes	4.125	08/01/25	EUR	100	109,333
Kaixo Bondco Telecom SA, Sr. Sec’d. Notes, 144A	5.125	09/30/29	EUR	175	163,835
					812,157
Sweden 0.3%
Preem Holdings AB, Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	100	114,296

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Ukraine 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125%	07/19/24(d)	EUR	100	$21,743
United Arab Emirates 0.3%
DP World Ltd., Sr. Unsec’d. Notes	2.375	09/25/26	EUR	100	103,279
United Kingdom 5.8%
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	500	506,977
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	200	178,036
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)		250	243,047
eG Global Finance PLC,
Sr. Sec’d. Notes	4.375	02/07/25	EUR	350	337,910
Sr. Sec’d. Notes	6.250	10/30/25	EUR	100	96,900
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	100	96,636

Market Bidco Finco PLC, Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	100	95,497
Saga PLC, Gtd. Notes	5.500	07/15/26	GBP	200	194,377
Sherwood Financing PLC, Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	175	171,943
Very Group Funding PLC (The), Sr. Sec’d. Notes, 144A	6.500	08/01/26	GBP	225	211,511
Virgin Media Finance PLC, Gtd. Notes	3.750	07/15/30	EUR	300	261,067
Virgin Media Vendor Financing Notes III DAC, Sr. Sec’d. Notes	4.875	07/15/28	GBP	100	103,033
					2,496,934
United States 24.0%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		66	61,491
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26		75	74,636
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^	7.875	12/15/24(d)		400	2,720

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000%	06/15/26		131	$66,114
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250	03/15/26		38	35,785
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875	08/20/26		500	482,960
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	01/15/28		75	71,915
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		50	47,831
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		50	49,256

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	04/01/30		25	20,877
Avantor Funding, Inc., Gtd. Notes	3.875	07/15/28	EUR	300	300,952
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		315	166,123
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.250	01/30/30		50	21,750
Gtd. Notes, 144A	5.250	02/15/31		25	11,375
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		100	90,237
Gtd. Notes	6.750	03/15/25		125	122,568
Gtd. Notes	7.250	10/15/29		75	69,308

C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28		100	77,112
Caesars Entertainment, Inc., Sr. Unsec’d. Notes, 144A	4.625	10/15/29		25	21,357
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		50	43,455
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		185	158,527
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		75	67,890
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		300	249,867
Sr. Unsec’d. Notes, 144A	4.750	03/01/30		119	104,060
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		50	46,240

Chemours Co. (The), Gtd. Notes	5.375	05/15/27		125	115,746

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500%	02/01/26	50	$48,553
Gtd. Notes, 144A	5.875	02/01/29	25	23,949

Citigroup, Inc., Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	380	346,859
Dana, Inc., Sr. Unsec’d. Notes	4.500	02/15/32	125	105,381
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A (original cost $498,359; purchased 07/18/19 - 12/04/19)(f)	6.625	08/15/27	510	10,378
DISH DBS Corp., Gtd. Notes	7.750	07/01/26	425	344,771
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	5	3,393
Gtd. Notes	9.750	06/15/25	5	4,907
Sr. Unsec’d. Notes	4.750	05/01/24	5	4,341
Sr. Unsec’d. Notes	4.750	02/15/28	225	136,986

Dominion Energy, Inc., Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)	200	187,327
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	25	24,693
Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	200	181,831
Ford Motor Co., Sr. Unsec’d. Notes	4.750	01/15/43	550	429,545
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	200	201,211
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	115	100,064
Griffon Corp., Gtd. Notes	5.750	03/01/28	75	71,011
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	25	23,257
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	25	23,018
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	150	144,013

Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	300	250,955
Howard Hughes Corp. (The), Gtd. Notes, 144A	4.125	02/01/29	275	237,300
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	200	169,752

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

International Game Technology PLC, Sr. Sec’d. Notes, 144A	4.125%	04/15/26		200	$189,656
IQVIA, Inc., Gtd. Notes	2.250	03/15/29	EUR	250	227,906
JPMorgan Chase & Co., Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		420	393,882
KB Home, Gtd. Notes	4.800	11/15/29		75	67,372
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.375	01/31/32		25	22,372
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P	7.600	09/15/39		30	20,267
Sr. Unsec’d. Notes, Series U	7.650	03/15/42		100	65,829
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		25	21,391
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		25	20,981
MGM Resorts International,
Gtd. Notes	4.750	10/15/28		150	135,952
Gtd. Notes	5.500	04/15/27		150	144,907
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	2.500	03/24/26	GBP	100	97,069
Gtd. Notes	3.692	06/05/28	GBP	155	136,363

Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25		75	72,784
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.500	08/15/28		120	104,834
NRG Energy, Inc.,
Gtd. Notes, 144A	3.625	02/15/31		150	118,912
Gtd. Notes, 144A	5.250	06/15/29		150	135,428
OneMain Finance Corp.,
Gtd. Notes	6.875	03/15/25		25	24,918
Gtd. Notes	7.125	03/15/26		125	124,315

PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250	02/15/29		100	82,188
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31		50	34,863
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40		75	63,817
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		100	98,999

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Scientific Games International, Inc., Gtd. Notes, 144A	8.625%	07/01/25		300	$307,669
Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24		150	141,406
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30		25	21,435
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		175	169,366
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000	12/31/30		75	68,313
Gtd. Notes, 144A	7.500	10/01/25		150	152,279

Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.750	01/15/28		150	145,561
Tenet Healthcare Corp., Gtd. Notes	6.125	10/01/28		50	46,565
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.650	11/21/34	EUR	100	108,103
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27		22	22,052
Transocean, Inc., Gtd. Notes, 144A	7.250	11/01/25		75	71,063
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		200	174,737
UGI International LLC, Gtd. Notes, 144A	2.500	12/01/29	EUR	100	88,179
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		65	61,745
Sr. Sec’d. Notes, 144A	4.625	04/15/29		15	13,686
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		25	21,617
Gtd. Notes	4.875	01/15/28		120	116,251

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25		50	49,336
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29		125	109,102
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		5	4,460
Sr. Sec’d. Notes, 144A	4.125	08/15/31		5	4,436

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000%(ff)	12/15/26(oo)		25	$23,534
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		100	97,949

Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000	07/31/27		180	169,308
					10,246,804

Total Corporate Bonds (cost $27,902,277)					22,511,664
Floating Rate and other Loans 0.5%
United States
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	13.815(c)	11/01/25		178	188,680
Diamond Sports Group LLC,
First Lien Term Loan, 6 Month SOFR + 8.250%	12.775(c)	05/25/26		4	3,837
Second Lien Term loan, 1 Month SOFR + 3.400%	8.025(c)	08/24/26		89	7,347

Total Floating Rate and other Loans (cost $220,658)					199,864
Municipal Bond 0.3%
Puerto Rico
Commonwealth of Puerto Rico, General Obligation, Sub-Series C (cost $159,988)	0.000(cc)	11/01/43		284	125,644
Residential Mortgage-Backed Securities 6.3%
Spain 0.1%
Retiro Mortgage Securities DAC, Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	4.468(c)	07/30/75	EUR	59	60,423
United States 6.2%
Bellemeade Re Ltd., Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	6.106(c)	07/25/29		38	37,760

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
BVRT Financing Trust, Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%^	6.245%(c)	09/12/26	31	$30,918
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.560(c)	03/25/42	30	30,355
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	7.360(c)	01/25/34	110	104,778
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.960(c)	01/25/34	32	32,100
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.310(c)	08/25/33	200	173,028
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	6.560(c)	08/25/33	400	388,927
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.460(c)	12/25/33	100	86,750
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.660(c)	09/25/41	60	53,939
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.410(c)	09/25/41	130	116,521
Home Re Ltd.,
Series 2021-01, Class M1C, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)	6.806(c)	07/25/33	185	183,961
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.910(c)	01/25/34	150	148,077
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.110(c)	01/25/34	175	171,037
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.910(c)	04/25/34	700	688,140

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
Oaktown Re VII Ltd., (cont’d.)
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.210%(c)	04/25/34		200	$187,046
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	7.356(c)	02/25/23		100	98,195
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	7.156(c)	08/25/25		100	96,536
					2,628,068

Total Residential Mortgage-Backed Securities (cost $2,810,573)					2,688,491
Sovereign Bonds 11.5%
Brazil 0.7%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		330	322,637
Bulgaria 0.7%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes	4.125	09/23/29	EUR	200	214,481
Sr. Unsec’d. Notes, 144A	4.500	01/27/33	EUR	85	91,022
					305,503
Greece 0.9%
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	134,314
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	200	240,080
					374,394
Indonesia 0.4%
Indonesia Government International Bond, Sr. Unsec’d. Notes	1.100	03/12/33	EUR	200	161,737
Italy 0.9%
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes, Series 10YR	0.950	06/01/32	EUR	450	373,305

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico 0.7%
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	4.125%	01/21/26		300	$297,150
Romania 0.8%
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	100	84,118
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	300	244,609
					328,727
Serbia 1.4%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	300	245,995
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	500	356,823
					602,818
Spain 2.5%
Autonomous Community of Catalonia, Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	50	66,040
Spain Government Bond,
Sr. Unsec’d. Notes, 144A(k)	1.450	10/31/27	EUR	600	611,134
Sr. Unsec’d. Notes, 144A(k)	1.450	04/30/29	EUR	405	403,001
					1,080,175
Turkey 1.2%
Turkey Government International Bond, Sr. Unsec’d. Notes	4.625	03/31/25	EUR	500	525,909
Ukraine 1.3%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	881	177,189
Sr. Unsec’d. Notes	6.750	06/20/28(d)	EUR	1,300	265,699
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	600	120,674
					563,562

Total Sovereign Bonds (cost $7,593,712)					4,935,917
U.S. Treasury Obligations(h) 2.1%
U.S. Treasury Notes(k)	1.375	01/31/25		275	260,326

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	4.250%	09/30/24	620	$618,620

Total U.S. Treasury Obligations (cost $895,752)				878,946

	Shares
Common Stocks 0.7%
Luxembourg 0.2%
Intelsat Emergence SA*	4,592	108,295
Spain 0.0%
Codere New Topco SA^ (original Cost $0; purchased 11/19/21)(f)	1,910	—
United States 0.5%
Chesapeake Energy Corp.	666	57,756
Ferrellgas Partners LP (Class B Stock) (original cost $69,478; purchased 10/25/19 )^(f)	253	47,483
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $65,599; purchased 02/28/19)^(f)	610	61,000
TPC Group, Inc.*^	1,653	33,060
		199,299

Total Common Stocks (cost $221,757)		307,594
Exchange-Traded Funds 3.4%
iShares 0-5 Year High Yield Corporate Bond ETF	10,000	420,100
iShares MBS ETF	11,000	1,054,680

Total Exchange-Traded Funds (cost $1,398,185)		1,474,780
Preferred Stock 0.3%
United States
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^ (cost $145,500; original cost $150,000; purchased 03/29/21 )(f)	150	150,000

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Rights* 0.0%
Luxembourg
Intelsat Jackson Holdings SA, Series A (Luxembourg) CVR, expiring 12/05/25^	479	$4,565
Intelsat Jackson Holdings SA, Series B (Luxembourg) CVR, expiring 12/05/25^	479	948

Total Rights (cost $0)		5,513

Total Long-Term Investments (cost $50,074,508)		41,068,008

Short-Term Investments 1.9%
Affiliated Mutual Fund 0.1%
PGIM Institutional Money Market Fund (cost $40,934; includes $37,918 of cash collateral for securities on loan)(b)(we)	40,969	40,961
Unaffiliated Fund 1.1%
Dreyfus Government Cash Management (Institutional Shares) (cost $499,660)	499,660	499,660
Options Purchased*~ 0.7%
(cost $193,726)		286,533

Total Short-Term Investments (cost $734,320)		827,154

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 98.0% (cost $50,808,828)		41,895,162
Options Written*~ (0.6)%
(premiums received $172,772)		(238,019)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 97.4% (cost $50,636,056)		41,657,143
Other assets in excess of liabilities(z) 2.6%		1,095,355

Net Assets 100.0%		$42,752,498

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
DKK—Danish Krone

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
CVR—Contingent Value Rights
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
JIBAR—Johannesburg Interbank Agreed Rate
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MBS—Mortgage-Backed Security
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
NASDAQ—National Association of Securities Dealers Automated Quotations
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
T—Swap payment upon termination
TD—The Toronto-Dominion Bank

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
UAG—UBS AG

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $585,787 and 1.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $34,617; cash collateral of $37,918 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,470,600. The aggregate value of $877,867 is 2.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
NASDAQ 100 E-Mini Index	Call	03/17/23	$11,800.00		5		—(r)	$62,151
NASDAQ 100 E-Mini Index	Call	03/17/23	$12,800.00		5		—(r)	13,700
Total Exchange Traded (cost $37,949)								$75,851

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	MSI	01/10/24	5.40	—	1,300	$84,996
Currency Option USD vs MXN	Put	MSI	01/10/24	19.50	—	2,600	79,158
Total OTC Traded (cost $143,179)							$164,154

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 05/21/25	Call	DB	05/17/23	2.05%	2.05%(A)	3 Month SAIBOR(Q)/ 5.480%	SAR	3,750	$—
2- Year Interest Rate Swap, 05/21/25	Put	DB	05/17/23	2.05%	3 Month SAIBOR(Q)/ 5.480%	2.05%(A)	SAR	3,750	46,528
Total OTC Swaptions (cost $12,598)									$46,528
Total Options Purchased (cost $193,726)									$286,533
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
NASDAQ 100 E-Mini Index	Call	03/17/23	$12,300.00	10	—(r)	$(65,250)
(premiums received $28,077)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	MSI	01/10/24	6.70	—	1,300	$(20,619)
Currency Option USD vs MXN	Call	MSI	01/10/24	22.50	—	2,600	(42,728)
Currency Option USD vs BRL	Put	MSI	01/10/24	5.10	—	1,300	(51,048)
Total OTC Traded (premiums received $129,695)							$(114,395)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 05/19/25	Call	DB	05/17/23	1.13%	3 Month LIBOR(Q)/ 4.814%	1.13%(S)	1,000	$(3)
2- Year Interest Rate Swap, 05/19/25	Put	DB	05/17/23	1.13%	1.13%(S)	3 Month LIBOR(Q)/ 4.814%	1,000	(58,371)
Total OTC Swaptions (premiums received $15,000)								$(58,374)
Total Options Written (premiums received $172,772)								$(238,019)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Futures contracts outstanding at January 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
35	3 Month CME SOFR	Mar. 2023	$8,360,406	$4,480
7	2 Year U.S. Treasury Notes	Mar. 2023	1,439,539	(3,337)
10	10 Year U.S. Treasury Notes	Mar. 2023	1,145,156	15,283
				16,426
Short Positions:
51	5 Year Euro-Bobl	Mar. 2023	6,503,657	120,084
75	5 Year U.S. Treasury Notes	Mar. 2023	8,193,164	(65,035)
22	10 Year Euro-Bund	Mar. 2023	3,272,365	109,893
3	10 Year U.K. Gilt	Mar. 2023	386,536	(197)
21	10 Year U.S. Ultra Treasury Notes	Mar. 2023	2,545,266	(44,943)
9	20 Year U.S. Treasury Bonds	Mar. 2023	1,168,875	(24,134)
7	30 Year U.S. Ultra Treasury Bonds	Mar. 2023	992,250	(8,674)
30	British Pound Currency	Mar. 2023	2,312,438	(57,865)
56	Euro Schatz Index	Mar. 2023	6,437,798	47,413
				76,542
				$92,968
Forward foreign currency exchange contracts outstanding at January 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/31/23	JPM	AUD	197	$136,791	$140,340	$3,549	$—
Brazilian Real,
Expiring 04/28/23	MSI	BRL	1,833	278,449	355,447	76,998	—
Canadian Dollar,
Expiring 04/19/23	BOA	CAD	110	82,209	82,837	628	—
Chilean Peso,
Expiring 03/15/23	CITI	CLP	12,741	14,662	15,896	1,234	—
Euro,
Expiring 10/31/23	BOA	EUR	18	20,000	20,219	219	—
Expiring 10/31/23	HSBC	EUR	62	75,000	68,545	—	(6,455)
Hungarian Forint,
Expiring 04/19/23	HSBC	HUF	41,238	108,040	111,835	3,795	—
Expiring 04/19/23	HSBC	HUF	27,492	72,473	74,557	2,084	—
Expiring 04/19/23	JPM	HUF	16,518	43,863	44,796	933	—
Expiring 04/19/23	TD	HUF	24,777	66,057	67,195	1,138	—
Japanese Yen,
Expiring 04/28/23	MSI	JPY	20,014	177,150	155,635	—	(21,515)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/31/23	BARC	JPY	21,923	$230,000	$175,060	$—	$(54,940)
Expiring 10/31/23	BARC	JPY	13,554	140,000	108,232	—	(31,768)
Expiring 10/31/23	BOA	JPY	105,610	1,058,000	843,311	—	(214,689)
Expiring 10/31/23	DB	JPY	22,335	234,000	178,351	—	(55,649)
Expiring 10/31/23	GSI	JPY	50,469	518,000	403,002	—	(114,998)
Expiring 10/31/23	MSI	JPY	78,211	755,589	624,527	—	(131,062)
Mexican Peso,
Expiring 03/15/23	CITI	MXN	3,127	160,238	164,766	4,528	—
Expiring 04/28/23	JPM	MXN	4,649	192,329	242,989	50,660	—
Expiring 04/28/23	MSI	MXN	14,804	624,000	773,767	149,767	—
New Zealand Dollar,
Expiring 04/19/23	MSI	NZD	82	52,297	53,273	976	—
Norwegian Krone,
Expiring 04/19/23	CITI	NOK	1,610	163,195	161,879	—	(1,316)
Polish Zloty,
Expiring 04/19/23	MSI	PLN	691	157,130	158,613	1,483	—
Swedish Krona,
Expiring 04/19/23	BOA	SEK	325	31,200	31,219	19	—
				$5,390,672	$5,056,291	298,011	(632,392)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/28/23	HSBC	AUD	281	$207,943	$199,002	$8,941	$—
Brazilian Real,
Expiring 04/28/23	BNP	BRL	1,833	284,342	355,447	—	(71,105)
British Pound,
Expiring 04/19/23	CITI	GBP	46	57,272	57,355	—	(83)
Expiring 04/19/23	HSBC	GBP	1,871	2,284,395	2,310,157	—	(25,762)
Danish Krone,
Expiring 04/19/23	BOA	DKK	235	34,262	34,554	—	(292)
Euro,
Expiring 04/19/23	HSBC	EUR	99	106,886	107,903	—	(1,017)
Expiring 04/19/23	MSI	EUR	5,461	5,957,733	5,965,763	—	(8,030)
Expiring 04/19/23	SCB	EUR	5,139	5,586,667	5,613,745	—	(27,078)
Expiring 04/19/23	SCB	EUR	450	476,857	491,599	—	(14,742)
Expiring 04/19/23	UAG	EUR	186	203,508	203,194	314	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 10/31/23	BOA	JPY	165,745	$1,624,000	$1,323,507	$300,493	$—
Expiring 10/31/23	BOA	JPY	107,140	1,062,000	855,531	206,469	—
Expiring 10/31/23	CITI	JPY	27,641	286,831	220,714	66,117	—
Expiring 10/31/23	CITI	JPY	5,701	54,601	45,523	9,078	—
Mexican Peso,
Expiring 04/28/23	MSI	MXN	19,453	844,701	1,016,756	—	(172,055)
Singapore Dollar,
Expiring 03/15/23	MSI	SGD	22	16,233	16,724	—	(491)
South African Rand,
Expiring 03/15/23	MSI	ZAR	693	39,282	39,680	—	(398)
Swiss Franc,
Expiring 04/19/23	MSI	CHF	573	622,638	631,066	—	(8,428)
Expiring 04/19/23	MSI	CHF	46	49,757	50,390	—	(633)
				$19,799,908	$19,538,610	591,412	(330,114)
						$889,423	$(962,506)
Cross currency exchange contracts outstanding at January 31, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/28/23	Buy	AUD	853	JPY	68,288	$73,059	$—	MSI
04/28/23	Buy	JPY	48,274	AUD	572	—	(29,691)	DB
10/31/23	Buy	AUD	367	JPY	24,589	65,098	—	DB
10/31/23	Buy	JPY	9,277	AUD	133	—	(20,671)	GSI
10/31/23	Buy	JPY	29,437	AUD	431	—	(71,976)	MSI
						$138,157	$(122,338)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	03/20/23	1.000%(Q)		545	$84,857	$39,061	$45,796	BARC
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	200	1,759	1,497	262	BARC
					$86,616	$40,558	$46,058

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Hellenic Republic	12/20/24	1.000%(Q)		1,650	0.503%	$16,810	$(32,870)	$49,680	CITI
Hellenic Republic	06/20/29	1.000%(Q)		250	1.349%	(4,486)	(22,535)	18,049	CITI
Hellenic Republic	12/20/31	1.000%(Q)		1,255	1.590%	(51,024)	(34,035)	(16,989)	BARC
Republic of Estonia	12/20/26	1.000%(Q)		60	1.608%	(1,216)	442	(1,658)	JPM
Republic of Italy	12/20/25	1.000%(Q)		750	0.684%	7,323	(8,240)	15,563	JPM
Republic of Italy	12/20/29	1.000%(Q)		1,000	1.307%	(16,758)	(27,181)	10,423	JPM
Republic of Kazakhstan	06/20/23	1.000%(Q)		230	0.410%	793	—	793	CITI
Republic of Panama	12/20/26	1.000%(Q)		350	0.908%	1,570	783	787	CITI
Republic of Portugal	12/20/30	1.000%(Q)		1,000	0.642%	25,383	27,125	(1,742)	JPM
Republic of South Africa	12/20/23	1.000%(Q)		250	0.842%	642	(2,375)	3,017	BOA
State of Illinois	12/20/24	1.000%(Q)		200	0.609%	1,639	(3,743)	5,382	GSI
U.S. Treasury Notes	12/20/23	0.250%(Q)	EUR	200	0.705%	(804)	(874)	70	BARC
United Mexican States	06/20/31	1.000%(Q)		320	1.813%	(17,431)	(13,194)	(4,237)	CITI
Verizon Communications, Inc.	06/20/26	1.000%(Q)		170	0.771%	1,424	2,413	(989)	GSI
						$(36,135)	$(114,284)	$78,149

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.39.V1	12/20/27	5.000%(Q)	9,650	4.293%	$57,584	$323,915	$266,331
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	9,645	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 2.922%	$—	$(339,739)	$(339,739)
EUR	270	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.922%	—	40,965	40,965
EUR	270	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.512%	—	(43,518)	(43,518)
EUR	655	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.922%	—	96,198	96,198
EUR	655	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.512%	—	(102,461)	(102,461)
GBP	1,100	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.427%	55,014	147,851	92,837
	8,750	12/23/23	4.758%(T)	1 Day SOFR(2)(T)/ 4.310%	—	(5,744)	(5,744)
	8,800	01/06/24	4.892%(T)	1 Day SOFR(2)(T)/ 4.310%	—	4,943	4,943
					$55,014	$(201,505)	$(256,519)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
ZAR	1,060	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)/ 7.467%	$(6,594)	$(25)	$(6,569)	CITI
ZAR	7,000	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)/ 7.467%	(35,269)	(43)	(35,226)	CITI
ZAR	1,000	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)/ 7.467%	7,463	24	7,439	CITI
ZAR	6,575	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)/ 7.467%	39,704	42	39,662	CITI
					$5,304	$(2)	$5,306

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).